REVENUE FROM CONTRACTS WITH CUSTOMERS - Customers revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	$ 1,443.4	$ 619.5	$ 747.4
Operating segments [member] | Tanker
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	1,440.4	619.5	747.4
Operating segments [member] | Marine Exhaust
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	5.9
Intersegment elimination
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	(2.9)
Transportation of refined oil products
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	1,440.4	$ 619.5	$ 747.4
Scrubbers and related service
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	1.2
Welding and mounting
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	1.1
Others
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	$ 0.7